J.P. MORGAN EXCHANGE-TRADED FUND TRUST
277 PARK AVENUE
NEW YORK, NEW YORK 10172
February 4, 2020
VIA EDGAR
Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549
Attention: Filing Desk
RE: J.P. Morgan Exchange-Traded Fund Trust (the “Trust”), on behalf of
JPMorgan Equity Premium Income ETF (the “Fund”)
File Nos. 333-191837 and 811-22903
Ladies and Gentlemen:
We hereby submit for filing Post-Effective Amendment No. 247 (Amendment No. 249 under the Investment Company Act of 1940, as amended) to the Trust’s Registration Statement on Form N-1A (the “Amendment”).
The Amendment is being filed pursuant to Rule 485(a) under the Securities Act of 1933, as amended (“Rule 485(a)”) for the purpose of registering the Fund as a new series of the Trust. The Fund will seek current income while maintaining prospects for capital appreciation. The Fund will operate as a fully transparent exchange-traded fund pursuant to Rule 6c-11 under the Investment Company Act of 1940.
As provided for in ADI 2018-06, Requests for Selective Review, we are requesting selective review of the amendment because the disclosure for the Fund is based on disclosure for the currently operating JPMorgan Equity Premium Income Fund (“EPI MF”), a series of JPMorgan Trust IV (“JPM IV”) and the strategy and risk disclosure is not substantially different than the disclosure contained in the registration statement for EPI MF. The disclosure for EPI MF was most recently reviewed in Post-Effective Amendment No. 92 to the Registration Statement for JPM IV which was filed under Rule 485(a) on August 29, 2019. In addition, the disclosure relating to the operation of an ETF is substantially similar to the disclosure that is currently being reviewed by the staff in Post-Effective Amendment No. 244 to the Trust’s Registration Statement on December 18, 2019.
Please contact the undersigned at 614-213-4020 if you have any questions.
Very truly yours,
/s/ Elizabeth A. Davin

Elizabeth A. Davin
Secretary